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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       04/30

Date of reporting period:    1/31/17

Item 1. Schedule of Investments.

Invesco American Value Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	VK-AMVA-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.59%

Aerospace & Defense–3.59%

Textron Inc.	1,458,638	$69,095,682

Alternative Carriers–2.13%

Level 3 Communications, Inc. (b)	690,434	41,053,206

Apparel, Accessories & Luxury Goods–0.95%

Ralph Lauren Corp.	206,341	18,246,735

Application Software–1.02%

Citrix Systems, Inc. (b)	216,106	19,706,706

Automotive Retail–1.90%

Advance Auto Parts, Inc.	222,000	36,461,280

Broadcasting–2.33%

Scripps Networks Interactive Inc. -Class A	589,704	44,911,857

Building Products–1.86%

Johnson Controls International PLC	813,703	35,786,664

Communications Equipment–3.21%

Ciena Corp. (b)	2,536,926	61,748,779

Construction & Engineering–2.59%

Fluor Corp.	897,586	49,816,023

Construction Materials–2.06%

Eagle Materials Inc.	379,804	39,719,902

Diversified Banks–3.36%

Comerica Inc.	955,875	64,550,239

Diversified Chemicals–3.04%

Eastman Chemical Co.	753,966	58,432,365

Diversified REIT’s–2.36%

Forest City Realty Trust, Inc. -Class A	2,005,634	45,407,554

Electric Utilities–3.78%

Edison International	611,454	44,562,768
FirstEnergy Corp.	926,319	28,085,992
		72,648,760

Electronic Equipment & Instruments–4.80%

Keysight Technologies, Inc. (b)	1,465,106	54,311,479
Zebra Technologies Corp. -Class A (b)	455,567	38,117,291
		92,428,770

Environmental & Facilities Services–1.74%

Clean Harbors, Inc. (b)	601,794	33,399,567

Health Care Distributors–2.51%

AmerisourceBergen Corp.	553,743	48,330,689

	Shares	Value

Health Care Facilities–4.26%

HealthSouth Corp.	1,171,145	$45,463,849
Universal Health Services, Inc. -Class B	323,730	36,461,710
		81,925,559

Heavy Electrical Equipment–0.65%

Babcock & Wilcox Enterprises, Inc. (b)	749,355	12,469,267

Hotels, Resorts & Cruise Lines–3.87%

Royal Caribbean Cruises Ltd.	795,080	74,443,340

Industrial Machinery–2.28%

Ingersoll-Rand PLC	552,165	43,814,293

Insurance Brokers–5.36%

Arthur J. Gallagher & Co.	856,334	46,096,459
Willis Towers Watson PLC	455,759	57,029,124
		103,125,583

Investment Banking & Brokerage–2.62%

Stifel Financial Corp. (b)	1,002,972	50,479,581

IT Consulting & Other Services–2.30%

Teradata Corp. (b)	1,508,954	44,302,889

Marine–0.99%

Kirby Corp. (b)	294,977	19,011,268

Oil & Gas Equipment & Services–3.72%

Amec Foster Wheeler PLC (United Kingdom)	3,478,464	19,549,029
Baker Hughes Inc.	823,093	51,920,706
		71,469,735

Oil & Gas Exploration & Production–5.05%

Devon Energy Corp.	1,543,106	70,273,047
Marathon Oil Corp.	1,603,709	26,862,126
		97,135,173

Other Diversified Financial Services–2.66%

Voya Financial, Inc.	1,273,500	51,220,170

Packaged Foods & Meats–2.40%

Conagra Brands, Inc.	1,182,218	46,212,902

Pharmaceuticals–2.17%

Mylan N.V. (b)	1,096,308	41,714,519

Regional Banks–9.10%

BB&T Corp.	1,420,103	65,594,558
Wintrust Financial Corp.	733,233	52,499,483
Zions Bancorp.	1,348,155	56,878,659
		174,972,700

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Retail REIT’s–1.62%

Kimco Realty Corp.	1,252,020	$31,162,778

Specialized REIT’s–1.63%

Life Storage, Inc.	384,026	31,278,918

Specialty Chemicals–1.80%

W.R. Grace & Co.	497,987	34,530,418

Technology Hardware, Storage & Peripherals–1.88%

Diebold Nixdorf, Inc.	1,332,962	36,256,566
Total Common Stocks & Other Equity Interests (Cost $1,541,921,554)		1,877,270,437

	Shares	Value

Money Market Funds–2.98%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	34,382,081	$34,382,081
Treasury Portfolio – Institutional Class, 0.40% (c)	22,921,387	22,921,387
Total Money Market Funds (Cost $57,303,468)		57,303,468
TOTAL INVESTMENTS–100.57% (Cost $1,599,225,022)		1,934,573,905
OTHER ASSETS LESS LIABILITIES–(0.57)%		(10,956,585)
NET ASSETS–100.00%		$1,923,617,320

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco American Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,857,721,408	$19,549,029	$—	$1,877,270,437
Money Market Funds	57,303,468	—	—	57,303,468
Total Investments	$1,915,024,876	$19,549,029	$—	$1,934,573,905

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $626,964,914 and $988,588,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$408,303,781
Aggregate unrealized (depreciation) of investment securities	(74,920,948)
Net unrealized appreciation of investment securities	$333,382,833
Cost of investments for tax purposes is $1,601,191,072.

Invesco American Value Fund

Invesco Comstock Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	VK-COM-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.68%

Aerospace & Defense–2.10%

Arconic Inc.	3,742,986	$85,302,651
Textron Inc.	3,607,541	170,889,217
		256,191,868

Aluminum–0.37%

Alcoa Corp.	1,247,662	45,477,280

Apparel, Accessories & Luxury Goods–0.85%

Michael Kors Holdings Ltd. (b)	2,423,921	103,768,058

Asset Management & Custody Banks–3.01%

Bank of New York Mellon Corp. (The)	3,218,297	143,954,425
State Street Corp.	2,927,740	223,093,788
		367,048,213

Automobile Manufacturers–1.94%

General Motors Co.	6,458,877	236,459,487

Automotive Retail–0.49%

Advance Auto Parts, Inc.	367,204	60,309,585

Biotechnology–2.37%

AbbVie Inc.	1,344,078	82,136,607
Biogen Inc. (b)	413,162	114,545,033
Gilead Sciences, Inc.	1,284,961	93,095,424
		289,777,064

Broadcasting–0.62%

CBS Corp. -Class B	1,170,707	75,498,894

Building Products–1.50%

Johnson Controls International PLC	4,172,506	183,506,814

Cable & Satellite–2.04%

Charter Communications, Inc. -Class A (b)	315,513	102,210,436
Comcast Corp. -Class A	1,942,859	146,530,426
		248,740,862

Communications Equipment–2.36%

Cisco Systems, Inc.	9,361,696	287,591,301

Construction Machinery & Heavy Trucks–1.97%

Caterpillar Inc.	2,516,688	240,746,374

Consumer Finance–1.45%

Ally Financial Inc.	8,395,339	177,309,560

Data Processing & Outsourced Services–0.69%

PayPal Holdings, Inc. (b)	2,121,657	84,399,515

Diversified Banks–16.44%

Bank of America Corp.	23,274,857	526,942,763
Citigroup Inc.	11,624,081	648,972,442

	Shares	Value

Diversified Banks–(continued)

JPMorgan Chase & Co.	6,261,092	$529,876,216
U.S. Bancorp	944,333	49,719,133
Wells Fargo & Co.	4,446,974	250,498,045
		2,006,008,599

Drug Retail–0.83%

CVS Health Corp.	1,288,774	101,568,279

Electric Utilities–0.59%

FirstEnergy Corp.	2,371,542	71,905,153

Electrical Components & Equipment–2.16%

Eaton Corp. PLC	1,722,949	121,950,330
Emerson Electric Co.	2,408,118	141,260,202
		263,210,532

Fertilizers & Agricultural Chemicals–0.69%

CF Industries Holdings, Inc.	2,398,515	84,643,594

General Merchandise Stores–0.94%

Target Corp.	1,771,015	114,195,047

Health Care Equipment–0.73%

Medtronic PLC	1,167,204	88,730,848

Hotels, Resorts & Cruise Lines–2.93%

Carnival Corp.	6,456,959	357,586,389

Hypermarkets & Super Centers–0.97%

Wal-Mart Stores, Inc.	1,775,193	118,476,381

Industrial Conglomerates–1.17%

General Electric Co.	4,826,525	143,347,793

Industrial Machinery–0.76%

Ingersoll-Rand PLC	1,165,227	92,460,762

Integrated Oil & Gas–8.84%

BP PLC -ADR (United Kingdom)	6,010,605	216,261,568
Chevron Corp.	1,941,930	216,233,905
Occidental Petroleum Corp.	1,525,935	103,412,615
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,574,094	248,784,973
Suncor Energy, Inc. (Canada)	9,461,096	293,672,420
		1,078,365,481

Integrated Telecommunication Services–0.70%

Frontier Communications Corp.	24,384,736	85,102,729

Internet Software & Services–1.78%

eBay Inc. (b)	5,539,751	176,330,274
Yahoo! Inc. (b)	913,909	40,275,970
		216,606,244

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Investment Banking & Brokerage–3.09%

Goldman Sachs Group, Inc. (The)	600,209	$137,639,928
Morgan Stanley	5,646,407	239,915,833
		377,555,761

Life & Health Insurance–2.87%

Aflac, Inc.	1,526,983	106,873,540
MetLife, Inc.	4,483,260	243,934,177
		350,807,717

Managed Health Care–1.15%

Anthem, Inc.	909,677	140,217,613

Movies & Entertainment–1.18%

Twenty-First Century Fox, Inc. -Class B	4,649,097	144,168,498

Multi-Line Insurance–1.38%

American International Group, Inc.	2,615,241	168,055,387

Oil & Gas Equipment & Services–2.01%

Halliburton Co.	2,588,246	146,417,076
Weatherford International PLC (b)	19,057,423	99,289,174
		245,706,250

Oil & Gas Exploration & Production–5.48%

Canadian Natural Resources Ltd. (Canada)	3,240,991	97,990,690
Devon Energy Corp.	4,592,954	209,163,125
Hess Corp.	2,737,374	148,310,923
Marathon Oil Corp.	6,769,904	113,395,892
QEP Resources Inc. (b)	5,748,969	100,262,020
		669,122,650

Packaged Foods & Meats–0.28%

Mondelez International, Inc. -Class A	784,295	34,728,583

Paper Packaging–0.93%

International Paper Co.	2,006,417	113,563,202

Personal Products–0.51%

Unilever N.V. -New York Shares (United Kingdom)	1,540,219	62,609,902

Pharmaceuticals–5.68%

Merck & Co., Inc.	2,883,493	178,747,731
Mylan N.V. (b)	336,537	12,805,233
Novartis AG (Switzerland)	1,394,745	102,878,690
Pfizer Inc.	7,050,176	223,702,085
Sanofi -ADR (France)	4,292,596	175,052,065
		693,185,804

Property & Casualty Insurance–1.48%

Allstate Corp. (The)	2,408,007	181,106,206

Regional Banks–5.52%

Citizens Financial Group, Inc.	4,022,354	145,488,544
Fifth Third Bancorp	8,763,764	228,734,240
KeyCorp	2,737,319	49,189,623

	Shares	Value

Regional Banks–(continued)

PNC Financial Services Group, Inc. (The)	2,077,235	$250,223,728
		673,636,135

Semiconductors–1.22%

Intel Corp.	4,030,019	148,385,300

Soft Drinks–0.42%

Coca-Cola Co. (The)	1,242,529	51,651,931

Systems Software–1.83%

Microsoft Corp.	2,786,755	180,163,711
Symantec Corp.	1,577,680	43,465,084
		223,628,795

Technology Hardware, Storage & Peripherals–1.98%

HP Inc.	2,494,421	37,541,036
NetApp, Inc.	5,314,270	203,642,826
		241,183,862

Wireless Telecommunication Services–0.38%

Vodafone Group PLC (United Kingdom)	18,751,398	45,843,902
Total Common Stocks & Other Equity Interests (Cost $9,603,674,650)		12,044,190,204

Money Market Funds–1.51%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	110,598,590	110,598,590
Treasury Portfolio – Institutional Class, 0.40% (c)	73,732,394	73,732,394
Total Money Market Funds (Cost $184,330,984)		184,330,984
TOTAL INVESTMENTS–100.19% (Cost $9,788,005,634)		12,228,521,188
OTHER ASSETS LESS LIABILITIES–(0.19)%		(22,698,548)
NET ASSETS–100.00%		$12,205,822,640

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$11,941,311,514	$102,878,690	$—	$12,044,190,204
Money Market Funds	184,330,984	—	—	184,330,984
	12,125,642,498	102,878,690	—	12,228,521,188
Forward Foreign Currency Contracts*	—	(9,878,099)	—	(9,878,099)
Total Investments	$12,125,642,498	$93,000,591	$—	$12,218,643,089
*	Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/17/2017	Barclays Bank PLC	CAD	113,864,102	USD	87,166,355	$87,523,547	$ (357,192)
02/17/2017	Barclays Bank PLC	CHF	21,369,420	USD	21,339,119	21,612,044	(272,925)
02/17/2017	Barclays Bank PLC	EUR	98,932,920	USD	105,918,574	106,865,151	(946,577)
02/17/2017	Barclays Bank PLC	GBP	48,091,583	USD	59,557,579	60,513,568	(955,989)
02/17/2017	CIBC World Markets Corp.	CAD	113,865,720	USD	87,133,241	87,524,790	(391,549)
02/17/2017	CIBC World Markets Corp.	CHF	21,369,176	USD	21,337,809	21,611,797	(273,988)
02/17/2017	CIBC World Markets Corp.	EUR	98,932,920	USD	106,025,421	106,865,151	(839,730)
02/17/2017	CIBC World Markets Corp.	GBP	48,091,583	USD	59,570,082	60,513,567	(943,485)
02/17/2017	Goldman Sachs International	CAD	113,864,102	USD	87,139,338	87,523,546	(384,208)
02/17/2017	Goldman Sachs International	CHF	21,369,176	USD	21,338,662	21,611,797	(273,135)
02/17/2017	Goldman Sachs International	EUR	98,932,920	USD	105,999,699	106,865,151	(865,452)
02/17/2017	Goldman Sachs International	GBP	48,092,100	USD	59,586,112	60,514,217	(928,105)
02/17/2017	RBC Capital Markets Corp.	CAD	113,864,102	USD	87,119,336	87,523,546	(404,210)
02/17/2017	RBC Capital Markets Corp.	CHF	21,369,176	USD	21,337,383	21,611,797	(274,414)
02/17/2017	RBC Capital Markets Corp.	EUR	98,933,106	USD	106,015,727	106,865,352	(849,625)
02/17/2017	RBC Capital Markets Corp.	GBP	48,091,583	USD	59,596,052	60,513,567	(917,515)
Total Forward Foreign Currency Contracts - Currency Risk							$ (9,878,099)

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

  NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $1,447,616,831 and $2,684,745,296, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,911,648,554
Aggregate unrealized (depreciation) of investment securities	(478,308,537)
Net unrealized appreciation of investment securities	$2,433,340,017
Cost of investments for tax purposes is $9,795,181,171.

Invesco Comstock Fund

Invesco Dividend Income Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	I-DIVI-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.86%

Aerospace & Defense–1.36%

General Dynamics Corp.	72,170	$13,068,543
Lockheed Martin Corp.	80,517	20,236,338
		33,304,881

Air Freight & Logistics–0.20%

United Parcel Service, Inc. -Class B	44,278	4,832,058

Asset Management & Custody Banks–1.55%

Federated Investors, Inc. -Class B	503,644	13,099,781
Waddell & Reed Financial, Inc. -Class A	1,374,442	24,808,678
		37,908,459

Department Stores–0.13%

Marks & Spencer Group PLC (United Kingdom)	729,311	3,083,067

Drug Retail–0.66%

Walgreens Boots Alliance, Inc.	195,878	16,050,243

Electric Utilities–6.73%

American Electric Power Co., Inc.	271,936	17,420,220
Duke Energy Corp.	421,071	33,070,916
Exelon Corp.	1,424,909	51,125,735
Pinnacle West Capital Corp.	269,418	20,914,919
Portland General Electric Co.	625,934	27,296,982
Xcel Energy, Inc.	348,717	14,408,987
		164,237,759

Electrical Components & Equipment–2.30%

ABB Ltd. (Switzerland)	811,186	19,258,734
Emerson Electric Co.	629,666	36,936,208
		56,194,942

Food Distributors–0.67%

Sysco Corp.	309,768	16,250,429

Gas Utilities–5.30%

National Fuel Gas Co.	504,624	28,334,638
Southwest Gas Holdings, Inc.	262,591	21,156,957
WGL Holdings Inc.	975,007	79,892,073
		129,383,668

General Merchandise Stores–1.62%

Target Corp.	613,181	39,537,911

Household Products–4.12%

Kimberly-Clark Corp.	241,427	29,244,053
Procter & Gamble Co. (The)	814,982	71,392,423
		100,636,476

	Shares	Value

Industrial Machinery–1.65%

Kennametal Inc.	1,124,815	$40,200,888

Integrated Oil & Gas–6.50%

Exxon Mobil Corp.	350,357	29,391,449
Royal Dutch Shell PLC -Class B (United Kingdom)	650,810	18,428,900
Suncor Energy, Inc. (Canada)	2,127,917	66,005,249
TOTAL S.A. (France)	885,147	44,847,326
		158,672,924

Integrated Telecommunication Services–7.69%

AT&T Inc.	1,472,578	62,083,888
BT Group PLC (United Kingdom)	8,784,148	33,575,483
CenturyLink Inc.	494,695	12,792,813
Deutsche Telekom AG (Germany)	2,044,269	35,663,352
Verizon Communications Inc.	886,597	43,452,119
		187,567,655

Motorcycle Manufacturers–1.15%

Harley-Davidson, Inc.	491,347	28,026,433

Multi-Utilities–8.14%

CMS Energy Corp.	366,826	15,626,788
Dominion Resources, Inc.	863,028	65,831,776
DTE Energy Co.	122,703	12,103,424
National Grid PLC (United Kingdom)	763,174	8,939,195
Public Service Enterprise Group Inc.	1,544,994	68,365,984
Sempra Energy	272,102	27,860,524
		198,727,691

Packaged Foods & Meats–4.58%

Campbell Soup Co.	395,948	24,639,844
General Mills, Inc.	768,261	48,000,947
Kraft Heinz Co. (The)	438,403	39,145,004
		111,785,795

Paper Packaging–2.59%

International Paper Co.	787,144	44,552,350
Sonoco Products Co.	338,344	18,592,003
		63,144,353

Pharmaceuticals–6.66%

Bristol-Myers Squibb Co.	778,946	38,292,985
Eli Lilly and Co.	600,661	46,268,917
Johnson & Johnson	203,795	23,079,784
Merck & Co., Inc.	884,783	54,847,698
		162,489,384

Property & Casualty Insurance–1.00%

Travelers Cos., Inc. (The)	207,307	24,416,619

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Regional Banks–6.06%

Cullen/Frost Bankers, Inc.	328,913	$29,404,822
M&T Bank Corp.	533,259	86,691,916
Prosperity Bancshares, Inc.	437,993	31,811,431
		147,908,169

Restaurants–2.71%

Darden Restaurants, Inc.	167,669	12,286,784
McDonald’s Corp.	439,989	53,929,452
		66,216,236

Semiconductors–3.31%

Linear Technology Corp.	551,184	34,796,246
Microchip Technology Inc.	682,286	45,951,962
		80,748,208

Soft Drinks–2.76%

Coca-Cola Co. (The)	1,618,468	67,279,715

Specialized REIT’s–1.74%

Weyerhaeuser Co.	1,354,685	42,442,281

	Shares	Value

Tobacco–2.68%

Altria Group, Inc.	396,480	$28,221,446
Philip Morris International Inc.	387,885	37,287,385
		65,508,831
Total Common Stocks & Other Equity Interests (Cost $1,735,617,785)		2,046,555,075

Money Market Funds–15.84%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	231,917,048	231,917,048
Treasury Portfolio – Institutional Class, 0.40% (b)	154,611,366	154,611,366
Total Money Market Funds (Cost $386,528,414)		386,528,414
TOTAL INVESTMENTS–99.70% (Cost $2,122,146,199)		2,433,083,489
OTHER ASSETS LESS LIABILITIES–0.30%		7,415,541
NET ASSETS–100.00%		$2,440,499,030

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,951,997,853	$94,557,222	$—	$2,046,555,075
Money Market Funds	386,528,414	—	—	386,528,414
	2,338,526,267	94,557,222	—	2,433,083,489
Forward Foreign Currency Contracts*	—	(1,401,198)	—	(1,401,198)
Total Investments	$2,338,526,267	$93,156,024	$—	$2,431,682,291
*	Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
03/28/2017	Citigroup Global Markets Inc.	CAD	14,748,173	USD	11,104,507	$11,341,265	$(236,758)
03/28/2017	Citigroup Global Markets Inc.	EUR	12,665,573	USD	13,484,022	13,708,524	(224,502)
03/28/2017	Goldman Sachs International	CAD	14,748,335	USD	11,100,742	11,341,390	(240,648)
03/28/2017	Goldman Sachs International	EUR	12,665,573	USD	13,475,536	13,708,524	(232,988)
03/28/2017	Merrill Lynch International	CAD	14,748,173	USD	11,096,528	11,341,266	(244,738)
03/28/2017	Merrill Lynch International	EUR	12,665,591	USD	13,485,181	13,708,544	(223,363)
03/28/2017	Merrill Lynch International	USD	238,658	CAD	312,690	240,457	1,799
Total Forward Foreign Currency Contracts—Currency Risk							$(1,401,198)

Currency Abbreviations:
CAD	— Canadian Dollar

EUR	— Euro

USD	— U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $824,378,534 and $48,306,783, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 351,230,140
Aggregate unrealized (depreciation) of investment securities	(40,303,173)
Net unrealized appreciation of investment securities	$ 310,926,967
Cost of investments for tax purposes is $2,122,156,522.

Invesco Dividend Income Fund

Invesco Energy Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	I-ENE-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.96%

Integrated Oil & Gas–26.21%

BP PLC -ADR (United Kingdom)	1,053,667	$37,910,939
Cenovus Energy Inc. (Canada)	1,858,513	25,367,706
Chevron Corp.	338,063	37,643,315
Exxon Mobil Corp.	249,073	20,894,734
Occidental Petroleum Corp.	474,347	32,146,496
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	701,062	38,130,762
Suncor Energy, Inc. (Canada)	1,450,208	44,983,588
		237,077,540

Oil & Gas Drilling–4.67%

Ensco PLC -Class A	1,249,366	13,643,077
Helmerich & Payne, Inc.	401,602	28,577,998
		42,221,075

Oil & Gas Equipment & Services–16.46%

Baker Hughes Inc.	293,589	18,519,594
Core Laboratories N.V.	245,210	28,647,884
Halliburton Co.	364,572	20,623,838
Oceaneering International, Inc.	387,402	10,789,146
Schlumberger Ltd.	369,196	30,905,397
Superior Energy Services, Inc. (b)	1,189,574	21,019,773
Tidewater Inc. (b)	599,834	1,319,635
Weatherford International PLC (b)	3,282,764	17,103,200
		148,928,467

Oil & Gas Exploration & Production–47.71%

Anadarko Petroleum Corp.	458,540	31,882,286
Apache Corp.	570,519	34,128,447
Cabot Oil & Gas Corp.	1,194,046	25,648,108
Canadian Natural Resources Ltd. (Canada)	1,280,176	38,705,855
Cobalt International Energy, Inc. (b)	7,984,128	7,830,833
Concho Resources Inc. (b)	236,076	32,918,437
Devon Energy Corp.	947,328	43,141,317
EOG Resources, Inc.	349,162	35,467,876
Hess Corp.	619,566	33,568,086

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Noble Energy, Inc.	1,138,947	$45,284,533
PrairieSky Royalty Ltd. (Canada)	1,446,849	33,915,304
Range Resources Corp.	677,093	21,897,188
Tullow Oil PLC (United Kingdom)(b)	5,025,366	18,745,610
Whiting Petroleum Corp. (b)	2,564,950	28,445,295
		431,579,175

Oil & Gas Refining & Marketing–3.91%

Caltex Australia Ltd. (Australia)	777,959	16,866,330
Phillips 66	226,761	18,508,233
		35,374,563
Total Common Stocks & Other Equity Interests (Cost $952,597,998)		895,180,820

	Principal Amount

Bonds & Notes–0.49%

Oil & Gas Exploration & Production–0.49%

Cobalt International Energy, Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $7,194,576)	$17,188,000	4,468,880

	Shares

Money Market Funds–1.25%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	6,757,108	6,757,108
Treasury Portfolio – Institutional Class, 0.40% (c)	4,504,738	4,504,738
Total Money Market Funds (Cost $11,261,846)		11,261,846
TOTAL INVESTMENTS–100.70% (Cost $971,054,420)		910,911,546
OTHER ASSETS LESS LIABILITIES–(0.70)%		(6,368,165)
NET ASSETS–100.00%		$904,543,381

Investment Abbreviations:
ADR	—	American Depositary Receipt
Conv.	—	Convertible
Sr.	—	Senior
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$876,435,210	$18,745,610	$—	$895,180,820
Bonds & Notes	—	4,468,880	—	4,468,880
Money Market Funds	11,261,846	—	—	11,261,846
Total Investments	$887,697,056	$23,214,490	$—	$910,911,546

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $178,436,536 and $229,843,144, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$118,218,846
Aggregate unrealized (depreciation) of investment securities	(184,373,088)
Net unrealized appreciation (depreciation) of investment securities	$(66,154,242)
Cost of investments for tax purposes is $977,065,788.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	I-GPM-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.63%

Brazil–1.76%

Yamana Gold Inc.	1,769,526	$5,857,131

Canada–71.34%

Agnico Eagle Mines Ltd.	259,253	12,366,368
Alamos Gold Inc. -Class A	1,131,553	8,487,843
B2Gold Corp. (a)	3,864,214	11,730,888
Barrick Gold Corp.	700,785	12,922,475
Belo Sun Mining Corp. (a)	11,500,647	7,866,561
Chesapeake Gold Corp. (a)	142,332	444,121
Continental Gold Inc. (a)	3,909,680	13,010,732
Detour Gold Corp. (a)	634,706	8,609,738
Franco-Nevada Corp.	224,581	14,609,027
Goldcorp, Inc.	1,042,182	16,852,083
Ivanhoe Mines Ltd. -Class A (a)	4,778,979	14,581,368
Kinross Gold Corp. (a)	2,914,261	11,355,573
Lundin Gold Inc. (a)	1,667,250	7,265,348
Lundin Gold Inc. (Acquired 09/26/2016; Cost $3,768,894) (a)(b)	886,464	3,669,783
Mandalay Resources Corp.	2,636,726	1,783,283
Nevsun Resources Ltd.	887,010	2,795,021
New Gold Inc. (a)	2,896,350	7,724,194
Pretium Resources Inc. (a)	1,025,703	11,052,036
Primero Mining Corp. (a)	2,426,736	1,827,769
Sandstorm Gold Ltd. (a)	1,171,654	5,168,731
SEMAFO Inc. (a)	2,005,581	7,475,747
Silver Wheaton Corp.	738,483	16,342,629
Torex Gold Resources Inc. (a)	918,396	19,481,020
Turquoise Hill Resources Ltd. (a)	5,727,595	20,733,176
		238,155,514

Mali–2.50%

Randgold Resources Ltd. -ADR	98,366	8,355,208

Mexico–2.21%

Fresnillo PLC	403,673	7,378,340

Monaco–1.58%

Endeavour Mining Corp. (a)	276,511	5,283,068

South Africa–1.15%

Gold Fields Ltd. -ADR	644,919	2,263,666
Petra Diamonds Ltd. (a)	822,767	1,571,586
		3,835,252

Tanzania–1.24%

Acacia Mining PLC	766,404	4,150,442

United States–13.85%

Argonaut Gold, Inc. (a)	1,779,118	3,322,643

	Shares	Value

United States–(continued)

Boart Longyear Ltd. (a)	8,083,336	$765,946
iShares® Gold Trust - ETF (a)	671,900	7,841,073
Newmont Mining Corp.	371,314	13,471,272
SPDR® Gold Trust - ETF (a)	83,900	9,694,645
Tahoe Resources Inc.	1,220,833	11,137,292
		46,232,871
Total Common Stocks & Other Equity Interests (Cost $288,955,511)		319,247,826

Money Market Funds–2.91%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	5,821,967	5,821,967
Treasury Portfolio – Institutional Class, 0.40% (c)	3,881,311	3,881,311
Total Money Market Funds (Cost $9,703,278)		9,703,278
TOTAL INVESTMENTS–98.54% (Cost $298,658,789)		328,951,104
OTHER ASSETS LESS LIABILITIES–1.46%		4,868,854
NET ASSETS–100.00%		$333,819,958

Investment Abbreviations:

ADR	—American Depositary Receipt

ETF	—Exchange-Traded Fund

SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 1.10% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Brazil	$5,857,131	$—	$—	$5,857,131
Canada	234,485,731	3,669,783	—	238,155,514
Mali	8,355,208	—	—	8,355,208
Mexico	7,378,340	—	—	7,378,340
Monaco	5,283,068	—	—	5,283,068
South Africa	2,263,666	1,571,586	—	3,835,252
Tanzania	4,150,442	—	—	4,150,442
United States	46,232,871	—	—	46,232,871
Money Market Funds	9,703,278	—	—	9,703,278
Total Investments	$323,709,735	$5,241,369	$—	$328,951,104

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $76,909,373 and $72,048,468, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,279,786
Aggregate unrealized (depreciation) of investment securities	(46,684,114)
Net unrealized appreciation (depreciation) of investment securities	$(18,404,328)
Cost of investments for tax purposes is $347,355,432.

                                 Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	VK-MCG-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.56%

Aerospace & Defense–1.04%

Raytheon Co.	188,453	$27,167,385

Airlines–0.62%

Alaska Air Group, Inc.	173,328	16,261,633

Alternative Carriers–1.39%

Zayo Group Holdings, Inc. (b)	1,137,583	36,357,153

Apparel Retail–2.27%

Burlington Stores, Inc. (b)	446,436	37,366,693
Foot Locker, Inc.	322,974	22,136,638
		59,503,331

Application Software–4.86%

Cadence Design Systems, Inc. (b)	1,380,495	35,934,285
Mobileye N.V. (b)	604,044	25,949,730
SS&C Technologies Holdings, Inc.	997,250	32,041,642
Tyler Technologies, Inc. (b)	228,087	33,305,264
		127,230,921

Asset Management & Custody Banks–1.16%

Affiliated Managers Group, Inc. (b)	199,811	30,443,204

Automotive Retail–2.62%

Advance Auto Parts, Inc.	145,665	23,924,020
O’Reilly Automotive, Inc. (b)	170,309	44,666,941
		68,590,961

Biotechnology–2.61%

BioMarin Pharmaceutical Inc. (b)	477,811	41,870,578
Neurocrine Biosciences, Inc. (b)	617,474	26,495,809
		68,366,387

Building Products–4.58%

A.O. Smith Corp.	611,358	29,803,702
Allegion PLC	399,259	26,219,338
Masco Corp.	902,367	29,732,993
Owens Corning	616,371	34,054,498
		119,810,531

Casinos & Gaming–0.83%

Wynn Resorts Ltd.	213,029	21,607,532

Communications Equipment–1.43%

F5 Networks, Inc. (b)	197,706	26,498,535
Palo Alto Networks, Inc. (b)	73,720	10,878,123
		37,376,658

Construction Machinery & Heavy Trucks–0.51%

WABCO Holdings Inc. (b)	122,405	13,345,817

	Shares	Value

Construction Materials–0.90%

Vulcan Materials Co.	183,801	$23,587,182

Consumer Electronics–0.66%

Harman International Industries, Inc.	156,140	17,356,522

Data Processing & Outsourced Services–4.17%

Broadridge Financial Solutions, Inc.	450,552	29,975,225
Fidelity National Information Services, Inc.	614,685	48,818,283
Vantiv, Inc. -Class A (b)	485,844	30,238,930
		109,032,438

Distillers & Vintners–1.74%

Constellation Brands, Inc. -Class A	304,940	45,667,814

Diversified Support Services–1.67%

KAR Auction Services, Inc.	962,100	43,823,655

Electrical Components & Equipment–1.08%

Acuity Brands, Inc.	136,799	28,348,857

Electronic Components–1.80%

Amphenol Corp. -Class A	698,054	47,111,664

Electronic Manufacturing Services–0.86%

Flex Ltd. (b)	1,430,425	22,414,760

Environmental & Facilities Services–0.86%

Republic Services, Inc.	390,803	22,424,276

Financial Exchanges & Data–3.46%

CBOE Holdings Inc.	328,702	26,171,253
Intercontinental Exchange, Inc.	584,617	34,118,248
S&P Global Inc.	252,107	30,298,220
		90,587,721

General Merchandise Stores–0.97%

Dollar Tree, Inc. (b)	328,423	25,350,971

Health Care Equipment–5.96%

Boston Scientific Corp. (b)	1,543,456	37,135,552
DexCom Inc. (b)	451,240	35,715,646
Hologic, Inc. (b)	1,282,976	51,999,017
Penumbra, Inc. (b)(c)	434,447	31,084,683
		155,934,898

Home Entertainment Software–1.72%

Electronic Arts Inc. (b)	539,921	45,045,609

Homebuilding–0.52%

D.R. Horton, Inc.	452,772	13,542,411

Housewares & Specialties–1.34%

Newell Brands, Inc.	740,681	35,056,432

See accompanying notes which are an integral part of this schedule.

                                 Invesco Mid Cap Growth Fund

	Shares	Value

Human Resource & Employment Services–0.47%

Robert Half International, Inc.	262,722	$12,363,697

Industrial Conglomerates–1.04%

Carlisle Cos. Inc.	248,738	27,139,803

Industrial Machinery–1.46%

Stanley Black & Decker Inc.	308,952	38,310,048

Integrated Telecommunication Services–1.53%

SBA Communications Corp. -Class A (b)	381,254	40,130,796

Internet Software & Services–1.42%

CoStar Group Inc. (b)	183,523	37,089,998

Investment Banking & Brokerage–2.69%

E*TRADE Financial Corp. (b)	1,485,006	55,613,475
Stifel Financial Corp. (b)	294,664	14,830,439
		70,443,914

IT Consulting & Other Services–1.08%

Gartner, Inc. (b)	284,948	28,312,433

Leisure Products–1.55%

Brunswick Corp.	678,461	40,612,675

Life Sciences Tools & Services–3.81%

INC Research Holdings, Inc. -Class A(b)	743,409	39,400,677
Patheon N.V. (b)	965,980	27,713,966
VWR Corp. (b)	1,259,059	32,622,219
		99,736,862

Managed Health Care–2.77%

Centene Corp. (b)	732,564	46,349,324
Humana Inc.	131,092	26,021,762
		72,371,086

Metal & Glass Containers–1.06%

Berry Plastics Group Inc. (b)	544,235	27,772,312

Movies & Entertainment–1.59%

Cinemark Holdings, Inc.	981,423	41,710,478

Oil & Gas Exploration & Production–3.75%

Concho Resources Inc. (b)	207,779	28,972,704
Diamondback Energy Inc. (b)	372,160	39,140,067
Pioneer Natural Resources Co.	167,224	30,138,782
		98,251,553

Oil & Gas Storage & Transportation–1.15%

Cheniere Energy, Inc. (b)	633,634	30,192,660

Packaged Foods & Meats–1.51%

Pinnacle Foods Inc.	743,975	39,572,030

Pharmaceuticals–0.59%

Pacira Pharmaceuticals, Inc. (b)	401,138	15,423,756

Property & Casualty Insurance–0.97%

Progressive Corp. (The)	680,504	25,478,070

	Shares	Value

Regional Banks–1.18%

SVB Financial Group (b)	28,671	$4,938,006
Zions Bancorp.	614,077	25,907,909
		30,845,915

Restaurants–2.43%

Chipotle Mexican Grill, Inc. (b)	59,024	24,875,075
Domino’s Pizza, Inc.	221,123	38,594,808
		63,469,883

Semiconductors–5.46%

Cirrus Logic, Inc. (b)	314,649	18,979,628
Microsemi Corp. (b)	686,680	36,497,042
NXP Semiconductors N.V. (Netherlands)(b)	552,172	54,030,030
Qorvo, Inc. (b)	519,918	33,383,935
		142,890,635

Soft Drinks–0.47%

Monster Beverage Corp. (b)	291,048	12,398,645

Specialized REIT’s–2.41%

CubeSmart	831,545	20,896,726
Equinix, Inc.	109,343	42,094,868
		62,991,594

Specialty Chemicals–1.35%

Sherwin-Williams Co. (The)	115,896	35,210,364

Specialty Stores–1.79%

Tractor Supply Co.	301,158	22,186,310
Ulta Beauty, Inc. (b)	90,532	24,650,053
		46,836,363

Systems Software–2.33%

ServiceNow, Inc. (b)	673,144	61,000,309

Trading Companies & Distributors–1.07%

Fastenal Co.	273,114	13,568,303
W.W. Grainger, Inc.	57,587	14,544,749
		28,113,052
Total Common Stocks & Other Equity Interests (Cost $2,133,648,347)		2,580,015,654

Money Market Funds–2.32%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	36,446,132	36,446,132
Treasury Portfolio – Institutional Class, 0.40% (d)	24,297,421	24,297,421
Total Money Market Funds (Cost $60,743,553)		60,743,553
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.88% (Cost $2,194,391,900)		2,640,759,207

See accompanying notes which are an integral part of this schedule.

                                 Invesco Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.36%

Government & Agency Portfolio – Institutional Class, 0.47% (Cost $9,349,180)(d)(e)	9,349,180	$9,349,180
TOTAL INVESTMENTS–101.24% (Cost $2,203,741,080)		2,650,108,387
OTHER ASSETS LESS LIABILITIES–(1.24)%		(32,364,065)
NET ASSETS–100.00%		$2,617,744,322

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $1,062,341,351 and $1,261,871,736, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 494,843,394
Aggregate unrealized (depreciation) of investment securities	(54,236,394)
Net unrealized appreciation of investment securities	$ 440,607,000
Cost of investments for tax purposes is $2,209,501,387.

                                 Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	VK-SCV-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–96.93%

Advertising–1.05%

MDC Partners Inc. -Class A (b)	4,547,879	$29,106,426

Agricultural & Farm Machinery–0.35%

AGCO Corp.	152,094	9,551,503

Apparel Retail–0.33%

Tailored Brands, Inc.	429,244	9,121,435

Asset Management & Custody Banks–4.36%

Affiliated Managers Group, Inc. (c)	611,500	93,168,140
SEI Investments Co.	569,200	27,611,892
		120,780,032

Auto Parts & Equipment–4.04%

Dana Inc.	4,265,835	85,913,917
Modine Manufacturing Co. (c)	1,909,333	25,966,929
		111,880,846

Automobile Manufacturers–1.23%

Winnebago Industries, Inc.	1,082,459	33,989,213

Building Products–0.63%

Ply Gem Holdings Inc. (c)	1,081,230	17,461,864

Construction & Engineering–3.56%

AECOM (c)	2,666,699	98,481,194

Construction Machinery & Heavy Trucks–2.75%

Meritor, Inc. (c)	3,381,898	48,800,788
Terex Corp.	765,000	24,327,000
WABCO Holdings Inc. (c)	27,900	3,041,937
		76,169,725

Consumer Electronics–1.04%

Harman International Industries, Inc.	260,000	28,901,600

Consumer Finance–4.96%

SLM Corp. (c)	6,928,900	82,315,332
Synchrony Financial	1,531,800	54,869,076
		137,184,408

Diversified Metals & Mining–0.46%

Ferroglobe PLC	1,203,948	12,653,493
Ferroglobe Representation & Warranty Insurance Trust (c)	1,203,948	0
		12,653,493

Electronic Components–4.07%

Belden Inc.	963,268	73,661,104
Vishay Intertechnology, Inc.	2,351,900	39,041,540
		112,702,644

	Shares	Value

Electronic Equipment & Instruments–1.91%

FLIR Systems, Inc.	1,498,159	$52,929,957

Electronic Manufacturing Services–1.25%

Flex Ltd. (c)	2,205,200	34,555,484

Environmental & Facilities Services–0.57%

Team, Inc. (c)	471,709	15,849,422

Health Care Distributors–1.54%

Cardinal Health, Inc.	569,800	42,712,208

Health Care Facilities–5.46%

Acadia Healthcare Co., Inc. (c)	1,025,700	39,356,109
Brookdale Senior Living Inc. (c)	3,666,503	54,887,550
Hanger, Inc. (b)(c)	4,723,233	56,773,261
		151,016,920

Health Care Supplies–3.65%

Alere, Inc. (c)	2,731,091	101,050,367

Home Furnishings–0.47%

Ethan Allen Interiors Inc.	445,500	12,964,050

Homebuilding–0.99%

Installed Building Products Inc. (c)	373,579	15,279,381
LGI Homes, Inc. (c)	189,520	5,886,491
TRI Pointe Group, Inc. (c)	502,728	6,168,473
		27,334,345

Hotels, Resorts & Cruise Lines–2.37%

Norwegian Cruise Line Holdings Ltd. (c)	1,396,600	65,640,200

Human Resource & Employment Services–5.86%

Kelly Services, Inc. -Class A	842,496	18,863,486
Kforce Inc. (b)	2,460,511	56,591,753
ManpowerGroup Inc.	846,903	80,845,360
TrueBlue, Inc. (c)	234,243	5,797,514
		162,098,113

Industrial Machinery–1.71%

Chart Industries, Inc. (c)	78,600	3,048,894
ITT Inc.	1,082,800	44,254,036
		47,302,930

Investment Banking & Brokerage–7.32%

E*TRADE Financial Corp. (c)	2,660,500	99,635,725
LPL Financial Holdings, Inc.	2,004,819	78,789,387
TD Ameritrade Holding Corp.	522,600	24,117,990
		202,543,102

IT Consulting & Other Services–0.11%

Ciber, Inc. (b)(c)	6,808,657	2,935,212

See accompanying notes which are an integral part of this schedule.

                                 Invesco Small Cap Value Fund

	Shares	Value

Leisure Products–1.42%

Arctic Cat Inc. (b)(c)	2,095,362	$39,392,806

Life & Health Insurance–1.53%

CNO Financial Group, Inc.	2,236,718	42,296,337

Oil & Gas Equipment & Services–3.97%

Forum Energy Technologies Inc. (c)	1,665,500	36,141,350
Helix Energy Solutions Group Inc. (c)	3,004,500	25,478,160
Weatherford International PLC (c)	9,240,909	48,145,136
		109,764,646

Property & Casualty Insurance–3.01%

AmTrust Financial Services, Inc.	3,159,008	83,366,221

Real Estate Services–2.39%

Realogy Holdings Corp.	2,554,696	66,192,173

Regional Banks–5.18%

First Horizon National Corp.	2,802,167	56,043,340
SVB Financial Group (c)	355,900	61,296,657
Zions Bancorp.	620,300	26,170,457
		143,510,454

Reinsurance–1.38%

Reinsurance Group of America, Inc.	304,094	38,154,674

Research & Consulting Services–1.77%

Huron Consulting Group Inc. (c)	49,755	2,253,901
Navigant Consulting, Inc. (c)	1,066,947	26,353,591
Resources Connection Inc.	1,215,948	20,306,332
		48,913,824

Semiconductor Equipment–0.20%

Brooks Automation, Inc.	317,364	5,528,481

Semiconductors–1.99%

ON Semiconductor Corp. (c)	4,135,000	55,078,200

Specialty Chemicals–1.00%

Flotek Industries, Inc. (c)	2,380,500	25,161,885
Kraton Corp. (c)	90,607	2,433,704
		27,595,589

Steel–4.91%

Allegheny Technologies, Inc.	2,682,500	58,290,725
Carpenter Technology Corp.	1,939,078	77,601,902
		135,892,627

Thrifts & Mortgage Finance–4.99%

BofI Holding, Inc. (c)	2,454,412	72,405,154
MGIC Investment Corp. (c)	2,353,059	25,060,078
Radian Group Inc.	2,212,501	40,710,019
		138,175,251

Trading Companies & Distributors–1.15%

DXP Enterprises, Inc. (c)	844,300	31,931,426
Total Common Stocks (Cost $2,193,363,943)		2,682,709,402

	Shares	Value

Money Market Funds–3.76%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	62,450,151	$62,450,151
Treasury Portfolio – Institutional Class, 0.40% (d)	41,633,434	41,633,434
Total Money Market Funds (Cost $104,083,585)		104,083,585
TOTAL INVESTMENTS–100.69% (Cost $2,297,447,528)		2,786,792,987
OTHER ASSETS LESS LIABILITIES–(0.69)%		(18,969,500)
NET ASSETS–100.00%		$2,767,823,487

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2017 was $184,799,458, which represented 6.68% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                  Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                  Invesco Small Cap Value Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,682,709,402	$—	$0	$2,682,709,402
Money Market Funds	104,083,585	—	—	104,083,585
Total Investments	$2,786,792,987	$—	$0	$2,786,792,987

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2017.

	Value 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/17	Dividend Income
Arctic Cat Inc.	$34,845,870	$—	$—	$4,546,936	$—	$39,392,806	$—
Ciber, Inc.	15,796,084	—	—	(12,860,872)	—	2,935,212	—
Elizabeth Arden, Inc.	54,853,475	—	(73,661,118)	57,932,456	(39,124,813)	—	—
Hanger, Inc.	32,543,075	—	—	24,230,186	—	56,773,261	—
Kelly Services, Inc. – Class A(a)	51,752,550	—	(38,140,952)	(2,887,732)	8,139,620	18,863,486	418,662
KEMET Corp.	8,686,317	—	(19,994,989)	8,013,812	3,294,860	—	—
Kforce Inc.	46,281,442	457,113	—	9,853,198	—	56,591,753	885,784
MDC Partners Inc. – Class A	99,126,999	—	(6,270,229)	(63,387,993)	(362,351)	29,106,426	1,686,014
Modine Manufacturing Co. (a)	26,336,684	—	(7,645,335)	5,819,347	1,456,233	25,966,929	—
Resources Connection Inc. (a)	50,908,793	—	(35,239,736)	353,803	4,283,472	20,306,332	974,270
Tailored Brands, Inc. (a)	44,707,664	—	(41,717,265)	(4,573,378)	10,704,414	9,121,435	1,115,727
Winnebago Industries, Inc. (a)	49,362,160	—	(29,135,648)	10,128,214	3,634,487	33,989,213	373,781
Total	$515,201,113	$457,113	$ (251,805,272)	$37,167,977	$(7,974,078)	$293,046,853	$5,454,238

(a) As of January 31, 2017, this security is no longer considered as an affiliate of the fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $574,816,715 and $1,088,657,676, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 705,586,663
Aggregate unrealized (depreciation) of investment securities	(217,025,915)
Net unrealized appreciation of investment securities	$ 488,560,748
Cost of investments for tax purposes is $2,298,232,239.

                                 Invesco Small Cap Value Fund

Invesco Technology Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	I-TEC-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.87%

Aerospace & Defense–3.67%

Raytheon Co.	174,338	$25,132,566

Application Software–2.60%

salesforce.com, inc. (b)	225,448	17,832,937

Biotechnology–10.67%

Alexion Pharmaceuticals, Inc. (b)	87,048	11,375,433
Amgen Inc.	93,295	14,617,461
Biogen Inc. (b)	34,908	9,677,894
BioMarin Pharmaceutical Inc. (b)	76,534	6,706,674
Celgene Corp. (b)	187,283	21,752,920
Incyte Corp. (b)	73,978	8,966,873
		73,097,255

Cable & Satellite–3.30%

DISH Network Corp. -Class A(b)	381,718	22,586,254

Consumer Electronics–3.42%

Sony Corp. (Japan)	771,800	23,459,982

Data Processing & Outsourced Services–7.30%

First Data Corp. -Class A (b)	835,796	12,821,110
Mastercard Inc. -Class A	125,506	13,345,053
Visa Inc. -Class A	288,438	23,856,707
		50,022,870

Home Entertainment Software–8.21%

Activision Blizzard, Inc.	306,869	12,339,203
Electronic Arts Inc. (b)	161,222	13,450,751
Nintendo Co., Ltd. (Japan)	81,800	16,663,003
Take-Two Interactive Software, Inc. (b)	193,272	10,369,043
UbiSoft Entertainment S.A. (France)(b)	104,281	3,424,579
		56,246,579

Internet & Direct Marketing Retail–8.18%

Amazon.com, Inc. (b)	59,227	48,772,250
Priceline Group Inc. (The) (b)	4,613	7,266,075
		56,038,325

Internet Software & Services–15.10%

Alibaba Group Holding Ltd. -ADR (China)(b)	147,262	14,919,113
Alphabet Inc. -Class A (b)	51,122	41,929,753
Alphabet Inc. -Class C (b)	18,882	15,044,989
Facebook, Inc. -Class A (b)	242,131	31,554,512
		103,448,367

Life Sciences Tools & Services–1.25%

Thermo Fisher Scientific, Inc.	56,461	8,604,092

	Shares	Value

Managed Health Care–1.51%

UnitedHealth Group Inc.	63,822	$10,345,546

Movies & Entertainment–1.03%

Time Warner Inc.	72,643	7,035,474

Pharmaceuticals–3.73%

Allergan PLC (b)	53,031	11,607,956
Eli Lilly and Co.	94,106	7,248,985
Merck & Co., Inc.	107,959	6,692,378
		25,549,319

Regional Banks–1.35%

SVB Financial Group (b)	53,829	9,270,969

Semiconductor Equipment–1.05%

Applied Materials, Inc.	210,183	7,198,768

Semiconductors–8.67%

Broadcom Ltd.	121,508	24,240,846
Integrated Device Technology, Inc. (b)	611,798	15,411,192
NVIDIA Corp.	102,023	11,138,871
QUALCOMM, Inc.	162,101	8,661,056
		59,451,965

Systems Software–5.48%

Microsoft Corp.	501,942	32,450,551
ServiceNow, Inc. (b)	56,665	5,134,982
		37,585,533

Technology Hardware, Storage & Peripherals–7.65%

Apple Inc.	431,946	52,416,647

Tobacco–1.08%

Philip Morris International Inc.	76,923	7,394,608

Wireless Telecommunication Services–3.62%

Sprint Corp. (b)	2,685,681	24,788,836
Total Common Stocks & Other Equity Interests (Cost $439,587,552)		677,506,892

Money Market Funds–0.89%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	3,651,941	3,651,941
Treasury Portfolio – Institutional Class, 0.40% (c)	2,434,628	2,434,628
Total Money Market Funds (Cost $6,086,569)		6,086,569
TOTAL INVESTMENTS–99.76% (Cost $445,674,121)		683,593,461
OTHER ASSETS LESS LIABILITIES–0.24%		1,669,981
NET ASSETS–100.00%		$685,263,442

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Technology Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition)

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$637,383,907	$40,122,985	$—	$677,506,892
Money Market Funds	6,086,569	—	—	6,086,569
Total Investments	$643,470,476	$40,122,985	$—	$683,593,461

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $272,898,635 and $332,410,933, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$242,608,440
Aggregate unrealized (depreciation) of investment securities	(5,604,191)
Net unrealized appreciation of investment securities	$237,004,249
Cost of investments for tax purposes is $446,589,212.

Invesco Technology Fund

Invesco Technology Sector Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	MS-TECH-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.36%

Aerospace & Defense–3.64%

Raytheon Co.	20,848	$3,005,448

Application Software–2.61%

salesforce.com, inc. (b)	27,221	2,153,181

Biotechnology–10.73%

Alexion Pharmaceuticals, Inc. (b)	10,579	1,382,464
Amgen Inc.	11,260	1,764,217
Biogen Inc. (b)	4,250	1,178,270
BioMarin Pharmaceutical Inc. (b)	9,309	815,748
Celgene Corp. (b)	22,702	2,636,837
Incyte Corp. (b)	8,949	1,084,708
		8,862,244

Cable & Satellite–3.27%

DISH Network Corp. -Class A(b)	45,692	2,703,596

Consumer Electronics–3.39%

Sony Corp. (Japan)	92,200	2,802,553

Data Processing & Outsourced Services–7.36%

First Data Corp. -Class A (b)	101,352	1,554,740
Mastercard Inc. -Class A	15,198	1,616,003
Visa Inc. -Class A	35,161	2,908,166
		6,078,909

Home Entertainment Software–8.26%

Activision Blizzard, Inc.	37,003	1,487,890
Electronic Arts Inc. (b)	19,448	1,622,547
Nintendo Co., Ltd. (Japan)	10,000	2,037,042
Take-Two Interactive Software, Inc. (b)	23,389	1,254,820
UbiSoft Entertainment S.A. (France)(b)	12,701	417,100
		6,819,399

Internet & Direct Marketing Retail–8.16%

Amazon.com, Inc. (b)	7,124	5,866,472
Priceline Group Inc. (The) (b)	554	872,622
		6,739,094

Internet Software & Services–15.34%

Alibaba Group Holding Ltd. -ADR (China)(b)	19,568	1,982,434
Alphabet Inc. -Class A (b)	6,172	5,062,213
Alphabet Inc. -Class C (b)	2,269	1,807,916
Facebook, Inc. -Class A (b)	29,313	3,820,070
		12,672,633

Life Sciences Tools & Services–1.27%

Thermo Fisher Scientific, Inc.	6,869	1,046,767

	Shares	Value

Managed Health Care–1.52%

UnitedHealth Group Inc.	7,727	$1,252,547

Movies & Entertainment–1.02%

Time Warner Inc.	8,723	844,823

Pharmaceuticals–3.76%

Allergan PLC (b)	6,441	1,409,871
Eli Lilly and Co.	11,445	881,608
Merck & Co., Inc.	13,071	810,271
		3,101,750

Regional Banks–1.36%

SVB Financial Group (b)	6,524	1,123,628

Semiconductor Equipment–1.05%

Applied Materials, Inc.	25,355	868,409

Semiconductors–8.73%

Broadcom Ltd.	14,717	2,936,041
Integrated Device Technology, Inc. (b)	74,314	1,871,970
NVIDIA Corp.	12,361	1,349,574
QUALCOMM, Inc.	19,646	1,049,686
		7,207,271

Systems Software–5.53%

Microsoft Corp.	61,117	3,951,214
ServiceNow, Inc. (b)	6,847	620,475
		4,571,689

Technology Hardware, Storage & Peripherals–7.68%

Apple Inc.	52,301	6,346,726

Tobacco–1.07%

Philip Morris International Inc.	9,225	886,799

Wireless Telecommunication Services–3.61%

Sprint Corp. (b)	323,475	2,985,674
Total Common Stocks & Other Equity Interests (Cost $65,677,866)		82,073,140

Money Market Funds–0.68%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	336,953	336,953
Treasury Portfolio – Institutional Class, 0.40% (c)	224,635	224,635
Total Money Market Funds (Cost $561,588)		561,588
TOTAL INVESTMENTS–100.04% (Cost $66,239,454)		82,634,728
OTHER ASSETS LESS LIABILITIES–(0.04)%		(32,512)
NET ASSETS–100.00%		$82,602,216

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Sector Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Sector Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$77,233,545	$4,839,595	$—	$82,073,140
Money Market Funds	561,588	—	—	561,588
Total Investments	$77,795,133	$4,839,595	$—	$82,634,728

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $33,561,309 and $40,913,573, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 17,963,291
Aggregate unrealized (depreciation) of investment securities	(1,652,427)
Net unrealized appreciation of investment securities	$ 16,310,864
Cost of investments for tax purposes is $66,323,864.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2017

invesco.com/us	VK-VOPP-QTR-1 01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–95.88%

Advertising–1.60%

Omnicom Group Inc.	153,955	$13,186,246

Agricultural & Farm Machinery–0.48%

AGCO Corp.	63,304	3,975,491

Asset Management & Custody Banks–5.34%

Affiliated Managers Group, Inc. (b)	235,900	35,941,724
SEI Investments Co.	164,500	7,979,895
		43,921,619

Auto Parts & Equipment–3.57%

Dana Inc.	1,455,100	29,305,714

Construction & Engineering–4.47%

AECOM (b)	993,790	36,700,665

Consumer Electronics–1.01%

Harman International Industries, Inc.	74,300	8,259,188

Consumer Finance–5.32%

SLM Corp. (b)	732,200	8,698,536
Synchrony Financial	976,900	34,992,558
		43,691,094

Diversified Banks–10.93%

Bank of America Corp.	1,208,066	27,350,614
Citigroup Inc.	464,521	25,934,208
JPMorgan Chase & Co.	411,064	34,788,346
Wells Fargo & Co.	31,625	1,781,436
		89,854,604

Electronic Components–3.02%

Belden Inc.	324,692	24,829,197

Electronic Equipment & Instruments–2.22%

FLIR Systems, Inc.	516,900	18,262,077

Electronic Manufacturing Services–1.25%

Flex Ltd. (b)	654,100	10,249,747

Health Care Distributors–5.22%

Cardinal Health, Inc.	383,300	28,732,168
McKesson Corp.	101,900	14,179,385
		42,911,553

Health Care Facilities–2.56%

Acadia Healthcare Co., Inc. (b)	114,800	4,404,876

	Shares	Value

Health Care Facilities–(continued)

Brookdale Senior Living Inc. (b)	1,110,467	$16,623,691
		21,028,567

Health Care Supplies–3.73%

Alere, Inc. (b)	829,280	30,683,360

Homebuilding–0.50%

D.R. Horton, Inc.	138,000	4,127,580

Hotels, Resorts & Cruise Lines–4.08%

Carnival Corp.	239,400	13,257,972
Norwegian Cruise Line Holdings Ltd. (b)	430,600	20,238,200
		33,496,172

Human Resource & Employment Services–1.71%

ManpowerGroup Inc.	147,100	14,042,166

Industrial Machinery–1.97%

ITT Inc.	396,900	16,221,303

Investment Banking & Brokerage–8.00%

E*TRADE Financial Corp. (b)	486,300	18,211,935
LPL Financial Holdings, Inc.	554,266	21,782,654
TD Ameritrade Holding Corp.	557,600	25,733,240
		65,727,829

Life & Health Insurance–5.13%

Aflac, Inc.	102,700	7,187,973
MetLife, Inc.	426,800	23,222,188
Unum Group	258,274	11,733,388
		42,143,549

Managed Health Care–2.27%

Anthem, Inc.	121,100	18,666,354

Oil & Gas Equipment & Services–1.82%

Weatherford International PLC (b)	2,870,073	14,953,080

Oil & Gas Exploration & Production–1.62%

Apache Corp.	221,900	13,274,058

Pharmaceuticals–1.18%

Novartis AG (Switzerland)	131,100	9,670,152

Property & Casualty Insurance–3.60%

AmTrust Financial Services, Inc.	1,119,952	29,555,533

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Real Estate Services–2.31%

Realogy Holdings Corp.	734,050	$19,019,236

Regional Banks–1.58%

SVB Financial Group (b)	75,300	12,968,919

Semiconductors–1.99%

ON Semiconductor Corp. (b)	1,230,700	16,392,924

Steel–2.67%

Allegheny Technologies, Inc.	1,009,300	21,932,089

Systems Software–2.38%

Oracle Corp.	487,900	19,569,669

Thrifts & Mortgage Finance–2.35%

MGIC Investment Corp. (b)	688,729	7,334,964
Radian Group Inc.	649,614	11,952,898
		19,287,862
Total Common Stocks (Cost $719,475,399)		787,907,597

	Shares	Value

Money Market Funds–4.47%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	22,045,233	$22,045,233
Treasury Portfolio – Institutional Class, 0.40% (c)	14,696,822	14,696,822
Total Money Market Funds (Cost $36,742,055)		36,742,055
TOTAL INVESTMENTS–100.35% (Cost $756,217,454)		824,649,652
OTHER ASSETS LESS LIABILITIES–(0.35)%		(2,875,259)
NET ASSETS–100.00%		$821,774,393

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$778,237,445	$9,670,152	$—	$787,907,597
Money Market Funds	36,742,055	—	—	36,742,055
Total Investments	$814,979,500	$9,670,152	$—	$824,649,652

Invesco Value Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2017 was $202,505,894 and $274,429,425, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$105,048,071
Aggregate unrealized (depreciation) of investment securities	(42,809,902)
Net unrealized appreciation of investment securities	$62,238,169
Cost of investments for tax purposes is $762,411,483.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.